S000000550 [Member] Investment Objectives and Goals - Nuveen Pennsylvania Municipal Bond Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Pennsylvania Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Fund is to provide you with as high a level of current interest income exempt from regular federal, Pennsylvania state and, in some cases, Pennsylvania local income taxes as is consistent with preservation of capital.